Shareholder Report, Average Annual Return (Details)	6 Months Ended		10 Months Ended	12 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Advent Convertible Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advent Convertible Bond ETF NAV
Average Annual Return, Percent			8.08%
Torray Equity Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Torray Equity Income Fund
Average Annual Return, Percent				14.53%		11.80%	9.85%
Tweedy, Browne Insider + Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tweedy Browne Insider + Value ETF
Average Annual Return, Percent				39.69%	36.94%
Tweedy, Browne International Insider + Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tweedy, Browne International Insider + Value ETF
Average Annual Return, Percent	20.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			5.76%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent				16.99%		14.19%	15.50%
MSCI WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX Net (USD)
Average Annual Return, Percent				21.33%	18.76%
MSCI EAFE Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index Net (USD)
Average Annual Return, Percent	16.76%
ICE BofA Yield Alternative US Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent			10.20%
Morningstar US Large-Mid Cap Broad Value Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Large-Mid Cap Broad Value Total Return USD Index
Average Annual Return, Percent				17.97%		13.44%	13.34%